Schedule of Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 109,544	$ 102,723
Research and development tax credit carryforwards	5,674	5,674
Stock-based compensation expense	16,539	14,321
Startup costs	498	588
Intangible assets	3,442	3,905
Deferred revenue	1,441	1,135
Unicap	5	6
Imputed interest on contingent payments	110	5,654
Legal fee capitalization and amortization	1,171	1,342
Capitalized research and development	26,613	19,318
Other	4,751	3,121
Total deferred tax assets	169,788	157,787
In-process research and development		(27,271)
Total deferred tax liabilities		(27,271)
Valuation allowance	(169,797)	(130,525)
Net deferred tax liabilities	$ (9)	$ (9)